CONVERTIBLE DEBT - Convertible Debt (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Beginning balance	€ 2,916	€ 7,968
Accretion expense	1,298	1,536
Loss on remeasurement of derivative liability	94	47
Gain on settlement of convertible debt	(169)	(595)
Shares issued upon exercise of convertible debt	(2,704)	(2,127)
Repayment of convertible debt	(1,377)	(3,693)
Effect of movement in exchange rates	(58)	(220)
Ending balance		2,916
Convertible debt
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,445	6,648
Accretion expense	1,298	1,536
Gain on settlement of convertible debt	(595)
Shares issued upon exercise of convertible debt	(2,314)	(1,841)
Repayment of convertible debt	(1,377)	(3,693)
Effect of movement in exchange rates	(52)	(205)
Ending balance		2,445
Derivative Liability
Disclosure of detailed information about borrowings [line items]
Beginning balance	471	1,320
Loss on remeasurement of derivative liability	94	47
Gain on settlement of convertible debt	(169)	(595)
Shares issued upon exercise of convertible debt	(390)	(286)
Effect of movement in exchange rates	€ (6)	(15)
Ending balance		€ 471